Material Related Party Transactions - Details of Balances with Related Parties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Receivables	¥ 76	¥ 98
Accrued expenses	2,775	2,358
Prepayments of acquisition of long-term assets	160
Obligations under finance leases	6,656
Payables	101	103
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Receivables	9	7
Accrued expenses	1,023	1,117
Prepayments of acquisition of long-term assets	160
Obligations under finance leases	6,656
Payables	50	21
Associates [member]
Disclosure of transactions between related parties [line items]
Receivables	18	15
Accrued expenses	95	121
Payables	1	4
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Receivables	49	76
Accrued expenses	1,086	864
Payables	48	76
Other related companies [member]
Disclosure of transactions between related parties [line items]
Accrued expenses	571	256
Payables	¥ 2	¥ 2